BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatements (FY) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative expenses	$ 6,962		$ 6,807		$ 5,297					$ 16,756	$ 30,020	$ 19,927
Income (loss) from operations	3,477		2,479		4,599					12,916	11,951	(163)
Change in fair value of warrant liabilities	315	$ 12,680	(3,840)		0					(3,840)	8,840	0
Net income (loss) before income taxes	(95)	(16,683)	2,898		809					6,054	(10,629)	(11,093)
Net income (loss)	(212)	(17,867)	1,262	$ 2,134	757	$ (2,233)	$ (9,492)	$ (111)	$ 606	4,153	(13,714)	(11,230)
Net income (loss) attributable to non-controlling interest		(7,481)	2,463	0	0	0	0	0	0	2,463	(5,018)	0
Net income (loss) attributable to Digital Media Solutions, Inc.	(119)	$ (10,386)	$ (1,201)	$ 2,134	757	(2,233)	$ (9,492)	$ (111)	$ 606	$ 1,690	$ (8,696)	(11,230)
Basic and diluted (usd per share)		$ (0.32)	$ 0.01							$ 0.09	$ (0.23)
Weighted-average shares outstanding - basic and diluted (in shares)		32,369	32,294							32,294	32,335
Private Placement Warrant liabilities	22,390	$ 22,080	$ 9,400			0				$ 9,400	$ 22,080	0
Total liabilities	299,517	298,105	273,065			250,363				273,065	298,105	250,363
Additional paid-in capital	(37,261)	(48,027)	(50,271)			0				(50,271)	(48,027)	0
Retained earnings	(3,265)	(3,146)	7,240			0				7,240	(3,146)	0
Total stockholders' deficit	(40,520)	(51,167)	(43,025)			0				(43,025)	(51,167)	0
Non-controlling interest	(39,016)	(44,518)	(37,045)			0				(37,045)	(44,518)	0
Total deficit	$ (79,536)	(95,685)	(80,070)		$ (105,671)	$ (106,258)				(80,070)	(95,685)	$ (106,258)	$ (73,403)
Warrant
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of warrant liabilities											9,850
Payments of Stock Issuance Costs											400
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative expenses			6,407							16,356	29,620
Income (loss) from operations			2,879							13,316	12,351
Change in fair value of warrant liabilities		0	0							0	0
Net income (loss) before income taxes		(4,003)	(542)							2,614	(1,389)
Net income (loss)		(5,187)	(2,178)							713	(4,474)
Net income (loss) attributable to non-controlling interest		(1,798)	(3,315)							(424)	(2,222)
Net income (loss) attributable to Digital Media Solutions, Inc.		$ (3,389)	$ 1,137							$ 1,137	$ (2,252)
Basic and diluted (usd per share)		$ (0.10)	$ 0.04							$ 0.04	$ (0.07)
Weighted-average shares outstanding - basic and diluted (in shares)		32,369	32,294							32,294	32,335
Private Placement Warrant liabilities		$ 0	$ 0							$ 0	$ 0
Total liabilities		276,025	263,665							263,665	276,025
Additional paid-in capital		(40,901)	(43,145)							(43,145)	(40,901)
Retained earnings		1,953	5,342							5,342	1,953
Total stockholders' deficit		(38,942)	(37,797)							(37,797)	(38,942)
Non-controlling interest		(34,663)	(32,873)							(32,873)	(34,663)
Total deficit		(73,605)	(70,670)							(70,670)	(73,605)
Revision of Prior Period, Error Correction, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative expenses			400							400	400
Income (loss) from operations			400							(400)	400
Change in fair value of warrant liabilities		12,680	(3,840)							(3,840)	8,840
Net income (loss) before income taxes		(12,680)	3,440							3,440	(9,240)
Net income (loss)		(12,680)	3,440							3,440	(9,240)
Net income (loss) attributable to non-controlling interest		(5,683)	5,777							2,887	(2,796)
Net income (loss) attributable to Digital Media Solutions, Inc.		$ (6,997)	$ (2,338)							$ 553	$ (6,444)
Basic and diluted (usd per share)		$ (0.22)	$ (0.03)							$ 0.05	$ (0.16)
Weighted-average shares outstanding - basic and diluted (in shares)
Private Placement Warrant liabilities		$ 22,080	$ 9,400							$ 9,400	$ 22,080
Total liabilities		22,080	9,400							9,400	22,080
Additional paid-in capital		(7,126)	(7,126)							(7,126)	(7,126)
Retained earnings		(5,099)	1,898							1,898	(5,099)
Total stockholders' deficit		(12,225)	(5,228)							(5,228)	(12,225)
Non-controlling interest		(9,855)	(4,172)							(4,172)	(9,855)
Total deficit		$ (22,080)	$ (9,400)							$ (9,400)	$ (22,080)